Goodwill and intangible assets - Disclosure of the outcome the impairment review (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of information for cash-generating units [line items]
Goodwill	£ 509	£ 539
Carrying value	1,303	1,425
Barclays Private Bank and Wealth Management
Disclosure of information for cash-generating units [line items]
Tangible equity	945
Goodwill	95
Intangible assets	0
Carrying value	1,040
Value in use	4,943
Value in use exceeding carrying value	3,903	2,704
Barclays US Consumer Bank
Disclosure of information for cash-generating units [line items]
Tangible equity	3,055
Goodwill	414
Intangible assets	734
Carrying value	4,203
Value in use	6,879
Value in use exceeding carrying value	2,676	353
Total
Disclosure of information for cash-generating units [line items]
Tangible equity	4,000
Goodwill	509
Intangible assets	734
Carrying value	5,243
Value in use	11,822
Value in use exceeding carrying value	£ 6,579	£ 3,057